Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Revenue.
Schedule of contract liabilities from customer

	June 30, 2020	December 31, 2019

Receivables	45	204
Contract liabilities	51,739	59,314

Schedule of Disaggregation of Revenue

Geographic information
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Revenue:
Germany	0	0	75	0
Europe	0	325	2	1,077
USA	2,934	3,683	7,992	14,284
	2,934	4,008	8,069	15,361

Major service lines
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Collaboration revenue	2,793	3,683	7,716	14,284
Service revenue	141	325	353	1,077
	2,934	4,008	8,069	15,361

Timing on revenue recognition
	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Point in time	106	0	283	5,633
Over time	2,828	4,008	7,786	9,728
	2,934	4,008	8,069	15,361